Deferred Revenue	12 Months Ended
Sep. 30, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
Note 15 – Deferred Revenue

	September 30	September 30
	2011	2012
Current	$1,194	$1,000
Long-term	4,917	3,917
	$6,111	$4,917

On September 1, 2010, the Company entered into an agreement with Ria Financial Services, a division of Euronet Worldwide Inc. to supply money transfer services across the Company’s network of branches in Canada. The Company received a $7,000 signing bonus, which is recognized into revenue using the straight-line method over the 7 year term of the agreement.